Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to AerCap Holdings N.V.	$ 292,410		$ 163,655		$ 172,224		$ 208,000
Other comprehensive income:
Net change in fair value of derivatives (Note 10), net of tax of $1,931, $194 and $(711), respectively	4,975	[1]	(1,360)	[1]	(13,518)	[1]	5,000
Net change in pension obligations (Note 17), net of tax	(464)	[2]	(4,528)	[2]
Total other comprehensive income:	4,511		(5,888)		(13,518)		5,000
Total comprehensive income	$ 296,921		$ 157,767		$ 158,706		$ 213,000

[1]	In 2011, 2012 and 2013 we entered into interest rate swaps for which we achieved cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[2]	We recognize the actuarial gains or losses that arise during the period as a component of other comprehensive (loss) income.